CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 35,286	$ 83,391
Other investments	5,135	8,647
Accounts and other receivables	22,276	14,136
Income tax receivable	3,268	4,024
Inventories	27,258	19,184
Prepaids and other asets	7,550	16,951
Total current assets	100,773	146,333
Non-current income tax receivable	4,262	3,570
Non-current other investments	0	1,388
Non-current IVA receivable	23,320	10,154
Non-current loan receivable	1,874	2,729
Right-of-use leased assets	706	806
Mineral properties, plant and equipment	314,657	233,892
Deferred financing fees	7,545	0
Other non-current non-financial assets	21,670	565
Total assets	474,807	399,437
Current liabilities
Accounts payable and accrued liabilities	46,146	39,831
Income taxes payable	7,801	6,616
Loans payable	3,861	6,041
Lease liabilities	436	261
Total current liabilities	58,244	52,749
Loans payable	4,658	8,469
Lease liabilities	575	812
Provision for reclamation and rehabilitation	8,745	7,601
Deferred income tax liability	13,730	12,944
Other non-current liabilities	2,514	968
Total liabilities	88,466	83,543
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued, issuable and outstanding 217,245,492 shares (Dec 31, 2022 - 189,995,563 shares)	722,695	657,866
Contributed surplus	4,556	6,115
Retained deficit	(340,910)	(348,087)
Total shareholders' equity	386,341	315,894
Total liabilities and shareholders' equity	$ 474,807	$ 399,437